Average Annual Total Returns	18 Months Ended
Jun. 30, 2011
Balanced Portfolio | Balanced Portfolio - Balanced Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.02%
Five Years	5.65%
Ten Years	6.26%
Inception Date	May 23, 1991
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Capital Growth Portfolio | Capital Growth Portfolio - Capital Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.08%
Five Years	5.83%
Since Inception	10.05%
Inception Date	Dec. 03, 2002
Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.33%
Five Years	1.83%
Ten Years	4.87%
Inception Date	Feb. 08, 1999
Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.71%
Five Years	3.15%
Ten Years	3.62%
Inception Date	Jun. 07, 1993
Performance Measure [Axis]
Comparative Benchmark	Comparative Benchmarks
Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.91%
Five Years	2.24%
Ten Years	1.34%
Inception Date	Apr. 29, 1991
Growth Portfolio | Growth Portfolio - Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.81%
Five Years	1.10%
Ten Years	(3.55%)
Inception Date	Jun. 07, 1993
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.10%
Five Years	6.04%
Ten Years	6.24%
Inception Date	Jun. 03, 1996
International Portfolio | International Portfolio - International Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.79%
Five Years	6.26%
Ten Years	5.50%
Inception Date	Jun. 03, 1994
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.37%
Five Years	4.33%
Ten Years	6.79%
Inception Date	Feb. 09, 1999
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.23%
Five Years	2.77%
Ten Years	2.53%
Inception Date	May 02, 1991
REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.25%
Five Years	3.18%
Ten Years	10.38%
Inception Date	Feb. 09, 1999
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.22%
Five Years	5.15%
Ten Years	4.77%
Inception Date	Feb. 08, 1999
Small Company Growth Portfolio | Small Company Growth Portfolio - Small Company Growth Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	31.79%
Five Years	4.92%
Ten Years	5.83%
Inception Date	Jun. 03, 1996
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.50%
Five Years	5.79%
Ten Years	5.60%
Inception Date	Apr. 29, 1991
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.11%
Five Years	2.74%
Since Inception	7.27%
Inception Date	Jan. 08, 2003
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
International Portfolio | International Portfolio - International Portfolio | MSCI EAFE Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.75%
Five Years	2.46%
Ten Years	3.50%
Balanced Portfolio | Balanced Portfolio - Balanced Portfolio | Standard & Poor's 500 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Ten Years	1.41%
Capital Growth Portfolio | Capital Growth Portfolio - Capital Growth Portfolio | Standard & Poor's 500 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Since Inception	6.03%
Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio | Standard & Poor's 500 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Ten Years	1.41%
Growth Portfolio | Growth Portfolio - Growth Portfolio | Standard & Poor's 500 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Ten Years	1.41%
REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio | Dow Jones U.S. Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.70%
Five Years	3.17%
Ten Years	2.64%
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio | Dow Jones U.S. Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.70%
Five Years	3.17%
Since Inception	7.55%
Money Market Portfolio | Money Market Portfolio - Money Market Portfolio | Citigroup 3-Month U.S. Treasury Bill Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	0.13%
Five Years	2.29%
Ten Years	2.25%
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio | Barclays Capital U.S. Aggregate Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.54%
Five Years	5.80%
Ten Years	5.84%
High Yield Bond Portfolio | High Yield Bond Portfolio - High Yield Bond Portfolio | Barclays Capital U.S. Corporate High-Yield Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.12%
Five Years	8.91%
Ten Years	8.88%
Short-Term Investment-Grade Portfolio | Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio | Barclays Capital U.S. 1-5 Year Credit Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.44%
Five Years	5.62%
Ten Years	5.56%
Growth Portfolio | Growth Portfolio - Growth Portfolio | Russell 1000 Growth Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.71%
Five Years	3.75%
Ten Years	0.02%
Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio | Russell 1000 Value Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.51%
Five Years	1.28%
Ten Years	3.26%
REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio | REIT Spliced Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Five Years	3.34%
Ten Years	10.60%
Small Company Growth Portfolio | Small Company Growth Portfolio - Small Company Growth Portfolio | Russell 2500 Growth Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.86%
Five Years	5.63%
Ten Years	4.19%
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio | S&P MidCap 400 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.64%
Five Years	5.74%
Ten Years	7.16%
Balanced Portfolio | Balanced Portfolio - Balanced Portfolio | Composite Stock Bond Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.97%
Five Years	3.74%
Ten Years	3.39%
Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio | Equity Income Funds Average
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.72%
Five Years	2.79%
Ten Years	3.06%
International Portfolio | International Portfolio - International Portfolio | MSCI ACWI ex USA Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.60%
Five Years	5.29%
Ten Years	5.97%
REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio | MSCI US REIT Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.48%
Five Years	2.99%
Ten Years	10.57%
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio | Spliced Mid Cap Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.69%
Five Years	4.42%
Ten Years	6.84%
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio | MSCI US Mid Cap 450 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.69%
Five Years	4.42%
Ten Years	none
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio | Spliced Total Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.30%
Five Years	2.79%
Since Inception	7.30%
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Total Stock Market Index Portfolio | S&P Total Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.30%
Five Years	2.79%
Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio | FTSE High Dividend Yield Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.36%
Five Years	2.29%
Ten Years	none
Equity Income Portfolio | Equity Income Portfolio - Equity Income Portfolio | Spliced Equity Income Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.36%
Five Years	2.44%
Ten Years	3.85%
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio | Barclays Capital U.S. Aggregate Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.58%
Five Years	none
Ten Years	none
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio | Spliced Barclays Capital U.S. Aggregate Float Adjusted Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.58%
Five Years	5.81%
Ten Years	5.84%
International Portfolio | International Portfolio - International Portfolio | Spliced International Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.13%
Five Years	2.53%
Ten Years	3.54%